PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 3,772	$ 4,656
Defined benefit liabilities
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	3,709	4,605
Pension plan benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	2,334	3,000
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	1,184	1,432
Termination benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	191	173
Provisions for social plans (non-current)
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 63	$ 51